Investment Objectives and Goals	Dec. 31, 2023
Lazard Retirement Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Emerging Markets Equity Portfolio
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Lazard Retirement US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement US Small Cap Equity Select Portfolio